Debt - Senior Notes (Details) (USD $)		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 18, 2013 acre	Mar. 31, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member]	Jun. 30, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member]	Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member]	Sep. 18, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member]	Mar. 31, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2016	Jun. 30, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2016	Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2016	Mar. 31, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2017	Jun. 30, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2017	Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2017	Mar. 31, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2018	Jun. 30, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2018	Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2018	Mar. 31, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2019 and thereafter	Jun. 30, 2014 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2019 and thereafter	Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] 12-month period beginning October 1, 2019 and thereafter	Mar. 31, 2014 Make-whole premium option [Member] Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] Period prior to October 1, 2016	Jun. 30, 2014 Make-whole premium option [Member] Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] Period prior to October 1, 2016	Dec. 31, 2013 Make-whole premium option [Member] Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] Period prior to October 1, 2016	Mar. 31, 2014 Net cash proceeds of certain equity offerings [Member] Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] Period prior to October 1, 2016	Jun. 30, 2014 Net cash proceeds of certain equity offerings [Member] Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] Period prior to October 1, 2016	Dec. 31, 2013 Net cash proceeds of certain equity offerings [Member] Senior Notes [Member] Senior Unsecured Notes due 2021 [Member] Period prior to October 1, 2016	Sep. 19, 2013 Midland County, Texas [Member] acre	Sep. 19, 2013 Midland County, Texas [Member] Scenario, Actual [Member] acre
Debt Instrument [Line Items]
Aggregate principal amount					$ 450,000,000
Stated interest rate				7.625%	7.625%
Acres of oil and gas property, working interest, gross																								14,804
Acres of oil and gas property, working interest, net																								12,687
FANG mineral interest area, developed, gross	15,000																							15,000	14,804
FANG mineral interest, area, developed, net	12,500																							12,500	12,687
Redemption price, expressed as percentage of principal amount						105.719%	105.719%	105.719%	103.813%	103.813%	103.813%	101.906%	101.906%	101.906%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	107.625%	107.625%	107.625%
Maximum percent of aggregate principal amount redeemable																					35.00%	35.00%	35.00%
Minimum required principal amount to remain outstanding subsequent to redemption																					65.00%	65.00%	65.00%
Number of days within closing date redemption can occur																					120 days	120 days	120 days
Number of days registration statement becomes effective after issue date of Senior Notes		360 days	360 days	360 days
Number of days to consummate the exchange after effectiveness		30 days	30 days	30 days